Leases - Future Minimum Lease Payments (Details) $ in Millions	Nov. 30, 2019 USD ($)
Leases [Abstract]
2020	$ 219
2021	196
2022	161
2023	173
2024	167
Thereafter	1,408
Total	$ 2,324